Margin Loan Payable	12 Months Ended
Apr. 30, 2022
Bank Debt Instruments [Abstract]
Bank debt instruments
9.	Margin Loan Payable
On May 7, 2021, as amended on June 21, 2021 and December 13, 2021, the Company established
a margin loan facility for a maximum amount of approximately $18,552 (US$15 million) (the “Facility”)
with the Bank of Montreal.
 The margin loan is subject to an interest rate of
3-month
USD LIBOR plus 5.50% per annum and the unutilized portion of the Facility is subject to a standby fee of 2.50% per annum. In addition, the Company paid a one-time
facility fee equal to 1.25% of the Facility.
The Facility is secured by a pledge of all the shares of Yellow Cake held by the Company. The Facility matures on May 5, 2023, unless repaid earlier, and is subject to customary margin requirements and share price triggers. The Company may voluntarily repay the outstanding amount during the term of the Facility.
The following outlines the movement of the margin loan during the year ended at April 30, 2022:

	US$000	$
Draw-down	10,175	12,710
Less: transaction costs	(239)	(295)
Interest expense	573	721
Interest and fees paid	(462)	(582)
Unrealized foreign exchange loss	—	354
Balance, as at April 30, 2022	10,047	12,908
Subsequent to April 30, 2022, the Company made an additional drawdown of $3,889 (US$3,000,000) and a partial principal repayment of $1,710 (US$1.3 million).